NOTE 16: WARRANT LIABILITY	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
WARRANT LIABILITY

The warrants are classified as a financial instrument under the principles of IFRS 9, as the exercise price is in Canadian dollars while the functional currency of the Company is the US dollar. Accordingly, warrants are remeasured to fair value at each reporting date with the change in fair value charged to change in fair value of warrant liability.

Issuance	Expiry Date	Exercise Price		Warrants Outstanding	Warrant Liability
Convertible Debt Conversion (1)	April 23, 2020	$	C0.39 $0.30	11,373,368	1,306,894
Note conversion (2)	April 23, 2020	$	C0.39 $0.30	268,817	30,822
Shares issued (3)	June 11, 2019	$	C0.36 $0.28	2,000,000	287,961
Note conversion (4)	October 22, 2019	$	C0.36 $0.28	517,132	52,433
Shares issued (5)	October 22, 2019	$	C0.36 $0.28	312,903	12,310
Convertible Debt Conversion (6)	December 14, 2020	$	C0.19 $0.14	422,678	14,177
Change in fair value of warrant liability					(1,598,425)
As at December 31, 2018	June 11, 2019	$	C0.36 $0.28	14,894,898	106,172
Expiry (3)	October 22, 2019	$	C0.36 $0.28	(2,000,000)	—
Expiry (4)	October 22, 2019	$	C0.36 $0.28	(517,132)	—
Expiry (5)	December 14, 2020	$	C0.19 $0.14	(312,903)	—
Exercise (6)	June 11, 2019	$	C0.36 $0.28	(422,678)	(18,847)
Shares issued (7)	April 2, 2021	$	C0.16 $0.12	21,115,000	1,521,921
Shares issued (8)	May 3, 2021	$	C0.16 $0.12	5,762,500	429,109
Convertible Debt Conversion (9)	July 22, 2021	$	C0.16 $0.12	1,018,245	42,749
Convertible Debt Conversion (10)	August 12, 2021	$	C0.16 $0.12	928,817	33,745
Convertible Debt Conversion (11)	August 19, 2021	$	C0.16 $0.12	929,864	28,973
Convertible Debt Conversion (12)	August 26, 2021	$	C0.16 $0.12	909,090	23,992
Convertible Debt Conversion (13)	September 13, 2021	$	C0.16 $0.12	102,696	1,800
Convertible Debt Conversion (14)	September 20, 2021	$	C0.16 $0.12	102,812	2,479
Marketing services agreement (15)	September 22, 2022	$	C0.31 $0.24	3,746,080	—
Change in fair value of warrant liability					(2,065,781)
As at December 31, 2019				46,257,289	106,312

(1)	On April 23, 2018, as part of the Transaction, the Company converted convertible debentures and issued 11,373,368 share purchase warrants (note 17(a)).

(2)	On April 23, 2018, as part of the Transaction, the Company converted $50,000 of notes payable into 268,817 units; each consists of one common share and one common share purchase warrant (note 17(a)).

(3)	On June 11, 2018, the Company issued 2,000,000 units; each consists of one common share and one common share purchase warrant (note 17(a), note 23).

(4)	On October 23, 2018, the Company converted $122,030 of notes payable into 517,132 units; each consists of one common share and one common share purchase warrant (note 17(a)).

(5)	On October 23, 2018, the Company issued 312,903 units; each consists of one common share and one common share purchase warrant (note 17(a)).

(6)	On December 14, 2018, the Company issued 422,678 units; consisting of 422,678 common shares and 422,678 common share purchase warrants (note 17(a)(xxii)).

(7)	On April 2, 2019, the Company issued 21,115,000 units; each consists of one common share and one common share purchase warrant (note 17(a)). The warrants expire April 2, 2021

(8)	On May 3, 2019, the Company issued 5,762,500 units; each consists of one common share and one common share purchase warrant (note 17(a)). The warrants expire May 3, 2021.

(9)	On July 22, 2019, pursuant to the conversion of convertible debentures, the Company issued 1,018,245 units; consisting of 1,018,245 common shares and 1,018,245 common share purchase warrant (note 17(a)). The warrants expire July 22, 2021.

(10)	On August 12, 2019, pursuant to the conversion of convertible debentures, the Company issued 928,817 units; consisting of 928,817 common shares and 928,817 common share purchase warrant (note 17(a)). The warrants expire August 12, 2021.

(11)	On August 19, 2019, pursuant to the conversion of convertible debentures, the Company issued 949,864 units; consisting of 949,864 common shares and 949,864 common share purchase warrant (note 17(a)). The warrants expire August 19, 2021.

(12)	On August 26, 2019, pursuant to the conversion of convertible debentures, the Company issued 909,090 units; consisting of 909,090 common shares and 909,090 common share purchase warrant (note 17(a)). The warrants expire August 26, 2021.

(13)	On September 13, 2019, pursuant to the conversion of convertible debentures, the Company issued 102,696 units; consisting of 102,696 common shares and 102,696 common share purchase warrant (note 17(a)). The warrants expire September 13, 2021.

(14)	On September 30, 2019, pursuant to the conversion of convertible debentures, the Company issued 102,812 units; consisting of 102,812 common shares and 102,812 common share purchase warrant (note 17(a)). The warrants expire September 20, 2021.

(15)	On July 30, 2019, pursuant to a prior marketing services agreement entered into on September 10, 2017, the Company issued 3,746,080 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of C$0.31 ($0.24) for a period of thirty-seven months following the date of issuance.